Cover Cover	Jan. 03, 2020
Cover page.
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Title of 12(b) Security	Common stock, $1.00 par value
Document Type	8-K
Document Period End Date	Jan. 03, 2020
Entity Registrant Name	Veoneer, Inc.
Entity Address, Address Line One	Klarabergsviadukten 70, Section C,
Entity Address, Address Line Two	6th Floor SE-111 64
Entity Address, Address Line Three	Box 13089
Entity Address, Postal Zip Code	SE-10302
Entity Address, City or Town	Stockholm
Entity Address, Country	SE
City Area Code	46
Local Phone Number	8 527 762 00
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Trading Symbol	VNE
Security Exchange Name	NYSE
Entity File Number	001-38471
Entity Tax Identification Number	82-3720890
Entity Central Index Key	0001733186